Pay vs Performance Disclosure Unit_pure in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by the Dodd-Frank Act and Item 402(v) of
Regulation S
-
K,
the Pay versus Performance disclosure that follows provides information about the relationship between Compensation Actually Paid, or CAP, to our Principal Executive Officer, or PEO, and
Non-PEO
NEOs and certain financial performance measures of the Company. See the Compensation Discussion and Analysis within this Proxy Statement for further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with Company performance.

							Value of initial fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO (Blanchard)	Summary Compensation Table Total for Other PEO (Darling)	Compensation Actually Paid to PEO (Blanchard)	Compensation Actually Paid to Other PEO (Darling)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Total Shareholder Return	Net Income ($mm)	Revenue ($mm)
	(a)	(b)	(a)	(b)	(c)	(c)	(d)	(d)	(e)	(e)
2023	$4,459,800	N/A	$1,870,227	N/A	$1,405,306	$877,307	$44	$115	($83)	$167
2022	$5,940,722	N/A	$3,599,763	N/A	$1,739,011	$1,406,419	$57	$111	($15)	$156
2021	$4,202,608	N/A	$1,818,313	N/A	$1,234,846	$1,051,797	$69	$125	$4	$148
2020	$10,029,434	$288,753	$10,513,388	($7,088,313)	$1,411,154	$772,039	$87	$126	($24)	$130

(a)	Dr. Blanchard served as interim CEO for part of 2020 and was appointed President and CEO in April 2020.
(b)	Mr. Darling , CEO at the beginning of 2020, passed away unexpectedly in January 2020. All of Mr. Darling’s unvested equity was forfeited upon his death.
(c)
NEOs in 2023 include Messrs. Levitz and Colleran and Ms. Nunes. NEOs in 2022 include Messrs. Levitz and Col le
ran, NEOs in 2021 include Messrs. Levitz, Colleran, Thomas Finnerty and James Loerop. Mr. Loerop, the Company’s EVP, Business Development and Strategic Planning, resigned in January 2022. Mr. Finnerty, the Company’s EVP, Human Resources, retired in March 2022. NEOs in 2020 include Messrs. Levitz, Colleran, Finnerty, Loerop and Sylvia Cheung. Ms. Cheung, the Company’s CFO, resigned in August 2020. Mr. Colleran joined the Company as EVP, General Counsel and Secretary in March 2020, and Mr. Levitz joined the Company as EVP, CFO and Treasurer in August 2020. Ms. Nunes joined the Company in September 2021 and was named SVP & Chief Operations Officer in June 2023.

(d)	Shareholder return based on $100 investment at beginning of 2020; Peer shareholder return based on NASDAQ Biotechnology Index.
(e)	Net Income and Revenue as reported in company 10-K.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(c)
NEOs in 2023 include Messrs. Levitz and Colleran and Ms. Nunes. NEOs in 2022 include Messrs. Levitz and Col le
ran, NEOs in 2021 include Messrs. Levitz, Colleran, Thomas Finnerty and James Loerop. Mr. Loerop, the Company’s EVP, Business Development and Strategic Planning, resigned in January 2022. Mr. Finnerty, the Company’s EVP, Human Resources, retired in March 2022. NEOs in 2020 include Messrs. Levitz, Colleran, Finnerty, Loerop and Sylvia Cheung. Ms. Cheung, the Company’s CFO, resigned in August 2020. Mr. Colleran joined the Company as EVP, General Counsel and Secretary in March 2020, and Mr. Levitz joined the Company as EVP, CFO and Treasurer in August 2020. Ms. Nunes joined the Company in September 2021 and was named SVP & Chief Operations Officer in June 2023.

Peer Group Issuers, Footnote			Shareholder return based on $100 investment at beginning of 2020; Peer shareholder return based on NASDAQ Biotechnology Index.
Adjustment To PEO Compensation, Footnote
The following table sets forth a reconciliation from the summary compensation table (SCT) to compensation actually paid (CAP) to our PEO and to our average non-PEO
NEO each year.

	PEO (Blanchard)				PEO (Darling)	Average NEO
	2023	2022	2021	2020	2020	2023	2022	2021	2020
SCT Total Compensation	$4,459,800	$5,940,722	$4,202,608	$10,029,434	$288,753	$1,405,306	$1,739,011	$1,234,846	$1,411,154
SUBTRACT Grant Fair Value of Equity Awards Made During Current Year (a)	($3,124,444)	($4,630,341)	($2,942,637)	($8,994,889)	$0	($719,959)	($1,051,440)	($658,333)	($962,952)
ADD Year End Fair Value of Equity Awards Made During Current Year (b)	$2,457,454	$5,294,178	$3,254,974	$9,337,528	$0	$568,766	$1,205,238	$728,209	$668,806

	PEO (Blanchard)				PEO (Darling)	Average NEO
	2023	2022	2021	2020	2020	2023	2022	2021	2020
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	($1,421,814)	($1,016,462)	($2,470,476)	$0	$0	($252,244)	($274,828)	($189,171)	($64,142)
ADD Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Current Year (d)	($500,768)	($1,988,334)	($226,155)	$0	($18,351)	($124,563)	($211,562)	($63,754)	($83,186)
ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	$0	$0	$0	$141,315	$0	$0	$0	$0	$0
SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year (f)	$0	$0	$0	$0	($7,358,716)	$0	$0	$0	($197,641)
Total Adjustments Related to Equity Awards	($2,589,573)	($2,340,959)	($2,384,295)	$483,954	($7,377,066)	($527,999)	($332,592)	($183,048)	($639,115)
Compensation Actually Paid Total	$1,870,227	$3,599,763	$1,818,313	$10,513,388	($7,088,313)	$877,307	$1,406,419	$1,051,797	$772,039

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)	Represents the year-end fair value of equity awards that were made during the fiscal year.
(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)	Represents the change in fair value since prior year-end of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)
Represents the fair value on the vesting date of equity-based awards that vested in the same year as granted. In 2020, Dr. Blanchard received a grant of RSUs for her service as interim Chief Executive Officer between February and April 2020, which RSUs fully vested upon her permanent appointment as President and CEO in April 2020.

(f)
Represents the prior year-end fair value of equity awards that were forfeited during the year. Mr. Darling passed away unexpectedly in early 2020, and unvested equity awards were forfeited upon his death. Ms. Cheung resigned in August 2020 and all unvested equity awards were forfeited upon her resignation.

Non-PEO NEO Average Total Compensation Amount			$ 1,405,306	$ 1,739,011	$ 1,234,846	$ 1,411,154
Non-PEO NEO Average Compensation Actually Paid Amount			$ 877,307	1,406,419	1,051,797	772,039
Adjustment to Non-PEO NEO Compensation Footnote
The following table sets forth a reconciliation from the summary compensation table (SCT) to compensation actually paid (CAP) to our PEO and to our average non-PEO
NEO each year.

	PEO (Blanchard)				PEO (Darling)	Average NEO
	2023	2022	2021	2020	2020	2023	2022	2021	2020
SCT Total Compensation	$4,459,800	$5,940,722	$4,202,608	$10,029,434	$288,753	$1,405,306	$1,739,011	$1,234,846	$1,411,154
SUBTRACT Grant Fair Value of Equity Awards Made During Current Year (a)	($3,124,444)	($4,630,341)	($2,942,637)	($8,994,889)	$0	($719,959)	($1,051,440)	($658,333)	($962,952)
ADD Year End Fair Value of Equity Awards Made During Current Year (b)	$2,457,454	$5,294,178	$3,254,974	$9,337,528	$0	$568,766	$1,205,238	$728,209	$668,806

	PEO (Blanchard)				PEO (Darling)	Average NEO
	2023	2022	2021	2020	2020	2023	2022	2021	2020
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	($1,421,814)	($1,016,462)	($2,470,476)	$0	$0	($252,244)	($274,828)	($189,171)	($64,142)
ADD Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Current Year (d)	($500,768)	($1,988,334)	($226,155)	$0	($18,351)	($124,563)	($211,562)	($63,754)	($83,186)
ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	$0	$0	$0	$141,315	$0	$0	$0	$0	$0
SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year (f)	$0	$0	$0	$0	($7,358,716)	$0	$0	$0	($197,641)
Total Adjustments Related to Equity Awards	($2,589,573)	($2,340,959)	($2,384,295)	$483,954	($7,377,066)	($527,999)	($332,592)	($183,048)	($639,115)
Compensation Actually Paid Total	$1,870,227	$3,599,763	$1,818,313	$10,513,388	($7,088,313)	$877,307	$1,406,419	$1,051,797	$772,039

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)	Represents the year-end fair value of equity awards that were made during the fiscal year.
(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)	Represents the change in fair value since prior year-end of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)
Represents the fair value on the vesting date of equity-based awards that vested in the same year as granted. In 2020, Dr. Blanchard received a grant of RSUs for her service as interim Chief Executive Officer between February and April 2020, which RSUs fully vested upon her permanent appointment as President and CEO in April 2020.

(f)
Represents the prior year-end fair value of equity awards that were forfeited during the year. Mr. Darling passed away unexpectedly in early 2020, and unvested equity awards were forfeited upon his death. Ms. Cheung resigned in August 2020 and all unvested equity awards were forfeited upon her resignation.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table sets forth what we consider to be the most important financial performan ce
measures in how CAP was linked to Company performance during 2023.
Key Financial Measures
Revenue
Adjusted Gross Margin
Adjusted EBITDA

Total Shareholder Return Amount			$ 44	57	69	87
Peer Group Total Shareholder Return Amount			115	111	125	126
Net Income (Loss)			$ (83,000,000)	$ (15,000,000)	$ 4,000,000	$ (24,000,000)
Company Selected Measure Amount			167	156	148	130
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Dr. Blanchard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 10,029,434	$ 4,459,800	$ 5,940,722	$ 4,202,608	$ 10,029,434
PEO Actually Paid Compensation Amount		$ 10,513,388	$ 1,870,227	$ 3,599,763	$ 1,818,313	10,513,388
PEO Name		Dr. Blanchard	Dr. Blanchard	Dr. Blanchard	Dr. Blanchard
Mr. Darling [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 288,753					288,753
PEO Actually Paid Compensation Amount	$ (7,088,313)					(7,088,313)
PEO Name	Mr. Darling
PEO | Dr. Blanchard [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,589,573)	$ (2,340,959)	$ (2,384,295)	483,954
PEO | Dr. Blanchard [Member] | Grant Fair Value of Equity Awards Made During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,124,444)	(4,630,341)	(2,942,637)	(8,994,889)
PEO | Dr. Blanchard [Member] | Year End Fair Value of Equity Awards Made During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,457,454	5,294,178	3,254,974	9,337,528
PEO | Dr. Blanchard [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,421,814)	(1,016,462)	(2,470,476)	0
PEO | Dr. Blanchard [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(500,768)	(1,988,334)	(226,155)	0
PEO | Dr. Blanchard [Member] | Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	141,315
PEO | Dr. Blanchard [Member] | Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Darling [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(7,377,066)
PEO | Mr. Darling [Member] | Grant Fair Value of Equity Awards Made During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Darling [Member] | Year End Fair Value of Equity Awards Made During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Darling [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Darling [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(18,351)
PEO | Mr. Darling [Member] | Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Darling [Member] | Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(7,358,716)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(527,999)	(332,592)	(183,048)	(639,115)
Non-PEO NEO | Grant Fair Value of Equity Awards Made During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(719,959)	(1,051,440)	(658,333)	(962,952)
Non-PEO NEO | Year End Fair Value of Equity Awards Made During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			568,766	1,205,238	728,209	668,806
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(252,244)	(274,828)	(189,171)	(64,142)
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(124,563)	(211,562)	(63,754)	(83,186)
Non-PEO NEO | Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ (197,641)